Annual Total Returns	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The U.S. Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(23.93%)	25.62%	25.13%	31.63%	(0.36%)	27.46%	6.20%	8.06%	11.57%	29.70%
The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(21.39%)	24.76%	26.99%	32.13%	(0.36%)	27.17%	6.82%	8.02%	11.90%	29.92%
The ESG Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(18.90%)	21.18%	18.37%	21.64%	(8.39%)	22.22%	7.85%
The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(20.43%)	22.31%	17.24%	23.21%	(9.78%)	22.49%
The International Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(12.40%)	13.70%	6.23%	22.14%	(14.94%)	25.10%	3.91%	(3.91%)	(4.49%)	23.12%
The Institutional International Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(15.23%)	12.03%	5.82%	21.03%	(14.28%)	24.57%	4.46%	(3.11%)	(4.19%)	22.92%
The Emerging Markets Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(20.34%)	(1.58%)	15.87%	18.32%	(14.30%)	28.34%	14.18%	(16.87%)	(3.70%)	(4.09%)
The Core Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(13.43%)	(1.76%)	7.88%	9.20%	(0.61%)	3.61%	3.24%	(0.03%)	5.80%	(2.46%)
The Corporate Opportunities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(11.14%)	8.37%	11.71%	11.20%	0.25%	8.97%	10.28%	(2.18%)	2.66%	5.97%
The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(11.46%)	(2.65%)	7.73%	6.57%	0.67%	2.08%	0.77%	0.73%	4.44%	(2.73%)
The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(12.91%)	(0.87%)	10.25%	14.26%	(2.32%)	5.59%	6.38%	(1.12%)	7.09%	(2.67%)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(10.53%)	(1.40%)	3.41%	5.84%	0.75%	2.17%	1.25%	1.06%	5.48%	(1.87%)
The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(2.77%)	(0.15%)	2.18%	3.01%	1.45%	0.86%	(0.06%)	0.68%	0.47%	0.52%
The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	(5.27%)	0.61%	3.71%	6.37%	0.90%	2.87%	(0.29%)	2.20%	3.96%	(0.14%)